Changes In Credit Loss Component of Credit-impaired Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Initial Credit Impairments	Dec. 31, 2013 Initial Credit Impairments	Jun. 30, 2014 Subsequent Credit Impairments	Dec. 31, 2013 Subsequent Credit Impairments	Jun. 30, 2014 Subsequent Charge Off Of Previously Impaired Credits	Dec. 31, 2013 Subsequent Charge Off Of Previously Impaired Credits
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, beginning of period	$ 339	$ 339	$ 339
Additions				0	0	0	0
Reductions								0	0
Balance, end of period	$ 339	$ 339	$ 339